Noncontrolling Interests Additional Information (Details Narrative)	Dec. 31, 2022	Dec. 31, 2021
Represents the information pertaining to Shangchi Automobile And Subsidiary Shenzhen Yimao.
Noncontrolling interest, ownership percentage by noncontrolling owners	30.00%	30.00%